16 Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment
16	Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and/or impairment losses, if any. The cost includes the acquisition amount of equipment and borrowing costs for long-term construction projects if recognition criteria are observed. When significant components of property, plant and equipment are replaced, these components are recognized as individual assets, with specific useful lives and depreciation. Likewise, when a major replacement is performed, its cost is recognized as the carrying amount of the equipment as a replacement, if the recognition criteria are met. All other repair and maintenance costs are recognized in the statement of operations for the year as incurred.

Asset Category	Average annual depreciation rate in %
Buildings	2.47
Leasehold improvements	4.15
Machinery and equipment	11.91
Facilities	6.81
Furniture and appliances	11.42

Property, plant and equipment items and eventual significant amounts are written-off upon sale or when there is no expectation of future economic benefits deriving from their use or sale. Any gains or losses resulting from disposals of assets are included in the statement of operations for the year.

The residual value, the useful life of assets, and methods of depreciation are reviewed at the end of each fiscal year, and adjusted prospectively, where applicable. The Company reviewed the useful life of property, plant and equipment in 2020 and no significant changes were deemed necessary.

Interest on borrowings and financing directly attributable to the acquisition, construction of an assets, that requires a substantial period of time to be completed for its intended use or sale (qualifying asset), are capitalized as part of the cost of respective assets during its construction phase. From the date that the asset is placed in operation, capitalized costs are depreciated over the estimated useful life of the asset.

16.1	Impairment of non-financial assets

The Company tests its non-financial assets for impairment annually or whenever there is internal or external evidence that they may be impaired.

An assets or cash-generating unit’s recoverable amount is defined as the asset’s fair value less cost to sell or its value in use, whichever is higher.

If the carrying amount of an asset or cash-generating units exceeds its recoverable value, the asset is considered impaired and an impairment loss is recorded to adjust the carrying amount of the asset or cash-generating unit to its recoverable value. When assessing the recoverable value, the estimated future cash flow is discounted to the present value, using a discount pre-tax rate, which represents the Company’s weighted average cost of capital to reflect current market valuations as to the time value of money and asset’s specific risks. The impairment test of intangible assets’ useful life including goodwill is described in note 17.

Impairment losses are recognized in the statement of operations in categories of expenses consistent with the function of the respective impaired asset. The impairment loss previously recognized is only reversed if there has been a changed in the assumptions used to determine the recoverable amount since the last impairment loss was recognized.

16.2	Impairment test of stores operating assets

An impairment assessment is performed on operating assets (property, plant and equipment) and intangible assets (such as Commercial rights) directly attributable to stores, as follows:

•	Step 1: the carrying amount of properties in rented stores was compared to a sales multiple (35%) representing transactions between retail companies. Stores for which the multiple of sales was lower than their carrying amount and owned stores, a more detailed test is made, as described in Step 2 below.
•	Step 2: The Company considered the highest value between: a) the discounted cash flows of stores using sales growth average of 5.6% in 2020 (4.5% in 2019) for period exceeding the next five years and a discount rate of 9.8% in 2020 (8.7% in 2019) and; b) appraisal reports drawn up by independent experts for own stores.

The Company assessed if any of its long-lived assets were impaired on December 31, 2020 and 2019 and concluded that the recognition of an impairment loss was not needed.

The impairment losses are recognized in the statement of operations in categories of expenses consistent with the function of the respective impaired asset. The impairment loss previously recognized is only reversed if there is any alteration in the assumptions adopted to define the asset’s recoverable value in its initial or most recent recognition, except for goodwill, which cannot be reversed in future periods.

16.3	Property, plant and equipment rollforward

	As of December 31, 2019	Additions	Remeasurement	Write-off	Depreciation	Transfer and others	Conversion adjustment to reporting currency	Corporate restructuring (Note 1.3)	Discontinued operation	As of December 31, 2020
Land	2,766	61	—	(32)	—	(70)	541	146	(2,931)	481
Buildings	3,829	78	—	(85)	(121)	(139)	704	—	(3,657)	609
Improvements	2,207	694	—	(71)	(189)	293	70	(4)	(402)	2,598
Equipment	1,242	227	—	(28)	(260)	84	151	(1)	(780)	635
Facilities	330	58	—	(6)	(32)	(16)	8	—	(73)	269
Furnitures and appliances	601	78	—	(15)	(128)	58	66	—	(320)	340
Constructions in progress	140	344	—	(7)	—	(318)	18	—	(99)	78
Others	42	8	—	—	(16)	12	—	(2)	(7)	37
Subtotal	11,157	1,548	—	(244)	(746)	(96)	1,558	139	(8,269)	5,047
Lease - right of use:
Buildings	3,449	1,217	628	(588)	(501)	2	403	(4)	(2,183)	2,423
Equipment	43	23	(7)	(1)	(15)	3	9	—	(49)	6
Land	3	—	—	—	—	—	—	—	(3)	—
Subtotal	3,495	1,240	621	(589)	(516)	5	412	(4)	(2,235)	2,429
Total	14,652	2,788	621	(833)	(1,262)	(91)	1,970	135	(10,504)	7,476

	As of December 31, 2018	Additions	Purchase Partnership	Remeasurement	Write-off	Depreciation	Transfer and others	Currency translation adjustment	As of December 31, 2019
Land	348	76	2,277	—	—	—	25	40	2,766
Buildings	583	231	2,935	—	—	(25)	56	49	3,829
Improvements	1,733	553	334	—	(302)	(123)	12	—	2,207
Equipment	416	232	672	—	(20)	(93)	25	10	1,242
Facilities	221	66	64	—	(1)	(20)	2	(2)	330
Furnitures and appliances	226	81	300	—	(8)	(40)	36	6	601
Constructions in progress	39	69	154	—	(3)	—	(122)	3	140
Others	29	4	6	—	—	(11)	14	—	42
Subtotal	3,595	1,312	6,742	—	(334)	(312)	48	106	11,157
Lease - right of use:
Buildings	1,053	670	1,727	138	(28)	(140)	(3)	32	3,449
Equipment	7	15	25	—	—	(5)	(1)	2	43
Land	—	—	3	—	—	—	—	—	3
Subtotal	1,060	685	1,755	138	(28)	(145)	(4)	34	3,495
Total	4,655	1,997	8,497	138	(362)	(457)	44	140	14,652

	As of January 1, 2018	Additions	Remeasurement	Write-off	Depreciation	Transfers and others (*)	As of December 31, 2018
Land	261	45	—	—	—	42	348
Buildings	437	170	—	(3)	(13)	(8)	583
Improvements	1,346	421	—	(30)	(95)	91	1,733
Equipment	351	142	—	(8)	(69)	—	416
Facilities	178	57	—	(3)	(15)	4	221
Furniture and appliances	169	79	—	(5)	(26)	9	226
Constructions in progress	43	52	—	(12)	—	(44)	39
Others	28	11	—	—	(10)	—	29
Subtotal	2,813	977	—	(61)	(228)	94	3,595
Lease – right of use:
Buildings	901	210	52	(13)	(97)	—	1,053
Equipment	11	—	—	—	(4)	—	7
Subtotal	912	210	52	(13)	(101)	—	1,060
Total	3,725	1,187	52	(74)	(329)	94	4,655

16.4	Breakdown

	As of December 31,
	2020			2019
	Historical cost	Accumulated depreciation	Net amount	Historical cost	Accumulated depreciation	Net amount
Land	481	—	481	2,766	—	2,766
Buildings	704	(95)	609	4,034	(205)	3,829
Improvements	3,203	(605)	2,598	3,023	(816)	2,207
Equipment	1,061	(426)	635	2,326	(1,084)	1,242
Facilities	354	(85)	269	477	(147)	330
Furniture and appliances	513	(173)	340	1,163	(562)	601
Construction in progress	78	—	78	140	—	140
Others	101	(64)	37	110	(68)	42
	6,495	(1,448)	5,047	14,039	(2,882)	11,157
Finance lease	—	—
Buildings	3,205	(782)	2,423	4,198	(749)	3,449
Equipment	47	(41)	6	92	(49)	43
Land	—	—	—	6	(3)	3
	3,252	(823)	2,429	4,296	(801)	3,495
Total Property plant and equipment	9,747	(2,271)	7,476	18,335	(3,683)	14,652

16.5	Guarantees

On December 31, 2020 and 2019, the Company had collateralized property, plant and equipment items offered as a guarantee to certain legal claims, as disclosed in note 20.5.

16.6	Capitalized borrowing costs

The capitalized borrowing costs for the year ended December 31, 2020 were R$12 (R$11 on December 31, 2019 and R$12 on December 31, 2018). The rate used for the capitalization of borrowing costs was 150.67% (136.11% on December 31, 2019 and 101.78% on December 31, 2018) of CDI, corresponding to the effective interest rate of loans taken by the Company

16.7	Additions to property, plant and equipment for cash flow presentation purpose are as follows:

	2020	2019	2018
Additions	2,788	1,997	1,187
Leases	(1,241)	(685)	(210)
Capitalized interest	(12)	(11)	(12)
Financing of property, plant and equipment – Additions (i)	(1,437)	(1,217)	(921)
Financing of property, plant and equipment – Payments (ii)	1,464	1,273	863
Total	1,562	1,357	907
(i)	Additions relate to the acquisition of operating assets, purchase of land and buildings to expansion activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
(ii)	The additions to property, plant and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.
16.8	Other information

On December 31, 2020 the Company recorded in the cost of sales and services the amount of R$34 (R$29 on December 31, 2019 and R$10 on December 31, 2018), relating to the depreciation of machinery, building and facilities of distribution centers.